Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (3,600)	¥ 521
Less: reclassification adjustments	(798)	(2,028)
Total	(4,399)	(1,508)
Defined benefit plan adjustments:
Unrealized gains (losses)	2,676	818
Less: reclassification adjustments	(6,696)	(5,419)
Total	(4,020)	(4,601)
Own credit risk adjustments:
Unrealized gains (losses)	2,887	(5,809)
Less: reclassification adjustments	128	351
Total	3,015	(5,458)
Total tax effect before allocation to noncontrolling interests	¥ (5,403)	¥ (11,567)